Summary of Significant Accounting Policies - Schedules of Concentration of Risk by Risk Factor (Details) - Customer Concentration Risk	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage				0.00%	78.00%
Customer A | Revenue Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	68.00%		26.00%	89.00%	89.00%
Customer B | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	89.00%		73.00%	89.00%	0.00%
Customer B | Revenue Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage	82.00%	12.00%		46.00%	0.00%	0.00%